Restricted Stock Plan - Additional Information (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2008	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Plan
Share based compensation arrangement by share based payment award contractual period			9 years 6 months
Maximum number of shares shares base stock option award granted to per employee	25,000	25,000
Stock option awards vest period			9 years 6 months
Allocated share-based compensation expense			$ 658,000	$ 1,006,000
Employee service share-based compensation, tax benefit from compensation expense			138,000	211,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan			$ 1,253,000	$ 1,549,000
Total unrecognized compensation cost related to nonvested share-based compensation cost is expected to be recognized over a weighted-average period			3 years 9 months 18 days
Restricted Stock
Restricted Stock Plan
Share based compensation arrangement by share based payment award contractual period			9 years 6 months
Stock Incentive Plan
Restricted Stock Plan
Number of shares authorized under plan	500,000	500,000
Number of shares issued under plan			162,500